UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 29, 2012
Check here if Amendment [ ]; Amendment Number:1
This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 06/29/2012
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               38
Form 13F Information Table Value Total:         $354,129,185
List of Other Included Managers:
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE INC.                     COM              037833100      377      645 SH       SOLE                    645        0        0
  BARRICK GOLD CORP.             COM              067901108    22205   591026 SH       SOLE                 591026        0        0
  AECOM TECHNOLOGY CORP          COM              00766T100     6405   389375 SH       SOLE                 389375        0        0
  ACCENTURE PLC                  COM              G1151C101    14995   249538 SH       SOLE                 249538        0        0
  APACHE CORP                    COM              037411105    16886   192125 SH       SOLE                 192125        0        0
  CHINAEDU CORP ADR              COM              16945L107     1822   306229 SH       SOLE                 306229        0        0
  CHECK POINT SOFTWARE TECH      COM              M22465104    11574   233385 SH       SOLE                 233385        0        0
  CISCO SYSTEMS, INC.            COM              17275R102    14730   857886 SH       SOLE                 857886        0        0
  CONVERSION SOL HLDGS.          COM              21254V100        0    12000 SH       SOLE                  12000        0        0
  CHEVRON CORP.                  COM              166764100     1082    10260 SH       SOLE                  10260        0        0
  DISH NETWORK CORP              COM              25470M109     1443    50550 SH       SOLE                  50550        0        0
  ENTERPRISE PRODUCTS PRTNS      CONV BONDS       293792107    33961   662783 PRN      SOLE                 662783        0        0
  WISDOMTREE INDIA EARNINGS FU D COM              97717W422     1597    92667 SH       SOLE                  92667        0        0
  ENERGYSOLUTIONS INC            COM              292756202     1658   980865 SH       SOLE                 980865        0        0
  ENERGY TRANSFER EQUITY L P     CONV BONDS       29273V100    20883   509085 PRN      SOLE                 509085        0        0
  GOLDCORP INC                   COM              380956409    11426   304047 SH       SOLE                 304047        0        0
  GOOGLE INC                     COM              38259P508    18221    31411 SH       SOLE                  31411        0        0
  HONEYWELL INTL INC             COM              438516106      974    17449 SH       SOLE                  17449        0        0
  THE MOSAIC COMPANY             COM              61945C103     7555   137965 SH       SOLE                 137965        0        0
  MICROSOFT CORPORATION          COM              594918104    17359   567465 SH       SOLE                 567465        0        0
  NOBLE ENERGY INC               COM              655044105    17555   206970 SH       SOLE                 206970        0        0
  ORACLE CORP                    COM              68389X105    13695   461125 SH       SOLE                 461125        0        0
  PENTAIR, INC                   COM              709631105     9851   257350 SH       SOLE                 257350        0        0
  QUALCOMM INC                   COM              747525103    46797   840470 SH       SOLE                 840470        0        0
  ECHOSTAR HOLDING CORP          COM              278768106      300    11360 SH       SOLE                  11360        0        0
  SABINE ROYALTY TRUST           CONV BONDS       785688102      226     4500 PRN      SOLE                   4500        0        0
  SOUTHWESTERN ENERGY            COM              845467109    11726   367237 SH       SOLE                 367237        0        0
  SYNGENTA AG ADR                COM              87160A100    18627   272170 SH       SOLE                 272170        0        0
  TEVA PHARMACEUTICAL ADR        COM              881624209    11575   293490 SH       SOLE                 293490        0        0
  WINNER MEDICAL GROUP INC.      COM              97476P204     1974   499672 SH       SOLE                 499672        0        0
  EXXON MOBIL CORP               COM              30231G102    16651   194587 SH       SOLE                 194587        0        0

